Stock warrants (Details) - Stock Warrant [Member] - $ / shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2017	Jun. 30, 2016
Number of Shares
Outstanding	505,000	505,000	131,250
Granted	578,880		131,250
Exercised			505,000
Outstanding	1,083,880	505,000	505,000
Weighted Average Exercise Price
Outstanding	$ 0.15	$ .15	$ 0.20
Granted	.034		0.20
Exercised			.15
Outstanding	$ .034	$ .15	$ .15
Weighted Average Remaining contractual life
Granted	5 years		4 years
Outstanding	5 years	6 months	3 years 10 months 10 days